Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - GMDB Liabilities in the General Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance as of beginning of period	$ 1,370	$ 1,418
Incurred guaranteed benefits	1,058	55
Paid guaranteed benefits	(219)	(103)
Balance as of end of period	$ 2,209	$ 1,370